Share-Based Compensation	12 Months Ended
Dec. 31, 2019
Share-Based Compensation
Share-Based Compensation

16.Share-Based Compensation

On November 27, 2018, the Board of Directors of the Company approved the 2018 Share Plan (the “Plan”) for the purpose of providing incentives and rewards to employees and executives. According to the Plan, 48,676,179 ordinary shares have been reserved to be issued to any qualified employees, directors and officers.

Upon the approval of the Plan on November 27, 2018, the Company granted 41,108,821 options to employees at a pre-determined exercise price and reached mutual understanding of the terms and conditions. In 2019, the Company granted 1,996,516 options with the same terms and conditions. The options granted have expiration periods ranging from 7 to 10 years from the grant date and are subject to immediate vesting upon the grant date or under a graded vesting schedule over 1 to 4 years. Vested shares can be exercised by the employee at any time.

A summary of the employee equity award activity under the 2018 Plan is stated below:

				Weighted-
			Weighted-	average
		Weighted-	average	remaining	Aggregate
	Number of	average	grant-date	contractual	intrinsic
	options	exercise price	fair value	term	value
		US$	US$	Years	US$
Outstanding, December 31, 2018	41,108,821	0.43	0.71	7.2	22,199
Granted	1,996,516	0.80	—	—	—
Exercised	—	—	—	—	—
Forfeited	(3,593,282)	0.79	—	—	—
Outstanding, December 31, 2019	39,512,055	0.42	0.75	6.2	172,436
Vested and expected to vest at December 31, 2019	39,512,055	0.42	0.75	6.2	172,436
Exercisable at December 31, 2019	29,850,733	0.29	0.78	5.3	133,981

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the fair value of the underlying stock at each reporting date, for those awards that have an exercise price below the estimated fair value of the Company’s shares. As of December 31, 2019, the Company had options outstanding to purchase an aggregate of 39,512,055 shares with an exercise price below the estimated fair value of the Company’s shares, resulting in an aggregate intrinsic value of RMB 1,200,465  (US$172,436).

Total intrinsic value of options exercised for the years ended December 31, 2018 and 2019 was nil and nil, respectively. The total fair value of options vested during the years ended December 31, 2018 and 2019 was RMB201,913 and RMB207,524 (US$29,809), respectively.

Fair value of employee share options

The fair value of share options was determined using the binomial option valuation model, with the assistance from an independent third-party valuation firm. The binomial model requires the input of highly subjective assumptions, including the expected share price volatility and the suboptimal early exercise factor. The risk-free rate for periods within the contractual life of the options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant. For expected volatilities, the Company has made reference to historical volatilities of several comparable companies. The suboptimal early exercise factor was estimated based on the Company’s expectation of exercise behavior of the grantees. The estimated fair value of the ordinary shares at the grant date, was determined with the assistance from an independent third-party valuation firm. The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares.

The assumptions used to estimate the fair value of the share options granted to employees are as follows:

	2018	2019
Risk-free interest rate	2.93%~3.06%	1.95%~1.96%
Expected volatility	55.46%~ 58.33%	56.21%~56.25%
Suboptimal early exercise multiple	2.2 and 2.8	2.8
Expected post-vesting forfeiture rate	4.9%	5.0%
Fair value per ordinary share	US$0.97	US$1.83

The aggregate fair value of the outstanding options at the grant date was determined to be RMB207,524  (US$29,809) and such amount is recognized as compensation expense using the accelerated method for all share options granted.

As of December 31, 2019, there was RMB35,843 (US$5,149) of unrecognized share-based compensation cost, related to unvested options which is expected to be recognized over a weighted-average period of 0.73 years. Total unrecognized compensation cost may be adjusted for future changes when actual forfeitures incurred.

The Company recognized share-based compensation expense for the years ended December 31, 2017, 2018 and 2019 as follows:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Sales and marketing expenses	—	7,942	6,860	985
General and administrative expenses	—	109,956	28,773	4,133
Research and development expenses	—	6,124	3,359	483
Total	—	124,022	38,992	5,601